Commitments and Contingencies (Q3) (Details) - USD ($)		1 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 22, 2021	Dec. 22, 2021	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Gross proceeds				$ 6,986,250			$ 6,986,250
Business combination, percentage				3.68%			3.68%
Business combination percentage rate				3.68%			3.68%
Cash percentage				27.50%			27.50%
Equity percentage				72.50%			72.50%
Fair value	$ 3,570,576	$ 3,570,576
Exercisable per share (in Dollars per share)				$ 11.5			$ 11.5
Warrants term				5 years			5 years
Cash			$ 741,228	$ 17,342			$ 193,486
Pre transaction equity value				$ 155,000,000			$ 155,000,000
Exchange ratio				155,000,000			155,000,000
Price per share (in Dollars per share)	$ 10.1	$ 10.1					$ 11.5
Aggregate additional shares				$ 3,875,000			$ 3,875,000
IPO [Member]
Commitments and Contingencies [Line Items]
Additional shares units (in Shares)				2,475,000			2,475,000
Underwriting discount				1.82%			1.82%
Gross proceeds				$ 3,450,000			$ 3,450,000
Price per share (in Dollars per share)	$ 10.1	$ 10.1
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Underwriters (in Shares)	450,000	450,000
Warrants (in Shares)				74,250			74,250
Aggregate exercise price				$ 6,546,375			$ 6,546,375
Common Stock [Member]
Commitments and Contingencies [Line Items]
Additional shares units (in Shares)			4,743,750
Price per share (in Dollars per share)	$ 11.5	$ 11.5		$ 10			$ 10
Forecast [Member]
Commitments and Contingencies [Line Items]
Earnout revenue					$ 99,702,000	$ 11,864,000
Business Combination [Member]
Commitments and Contingencies [Line Items]
Cash				$ 15,000,000
I-Bankers and Dawson James [Member]
Commitments and Contingencies [Line Items]
Shares of common stock (in Shares)	37,500	37,500
Warrants underwriters (in Shares)				569,250			569,250